UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    ________

                                   FORM N-PX
                                    ________


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                 INVESTMENT COMPANY ACT FILE NUMBER:  811-23028

                     WINTON DIVERSIFIED OPPORTUNITIES FUND
               (Exact name of registrant as specified in charter)

                                    ________


                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Address of principal executive offices)

                                    ________


                                Michael Beattie
                              C/O SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

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                 Registrant's Telephone Number: 1-866-330-9999
                      Date of Fiscal Year End: October 31
            Date of Reporting Period: July 1, 2015 to June 30, 2016

                         DIVERSIFIED OPPORTUNITIES FUND
  There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


WINTON SERIES TRUST

By:   /s/ Michael Beattie
   Michael Beattie
   President
   Date: August 30, 2016